Segmental analysis - Adjusted balance sheet reconciliation (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Loans and advances to customers (net)	$ 1,037,987	$ 1,036,743	$ 981,696
Interests in associates and joint ventures	26,684	24,474	22,407
Total external assets	2,984,164	2,715,152	2,558,124
Customer accounts	1,642,780	1,439,115	1,362,643
Operating segments excluding intersegment elimination
Disclosure of operating segments [line items]
Loans and advances to customers (net)	1,037,987	1,062,696	1,019,004
Customer accounts	$ 1,642,780	1,470,207	1,409,722
Corporate And Reconciling Items
Disclosure of operating segments [line items]
Loans and advances to customers (net)		(25,953)	(37,308)
Interests in associates and joint ventures		(946)	(745)
Total external assets		(68,659)	(93,329)
Customer accounts		$ (31,092)	$ (47,079)